MULTI-STRATEGY GROWTH & INCOME FUND

Supplement dated December 16, 2015

to the Statement of Additional Information dated July 1, 2015

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1. The paragraph that appears on page 12 under MANAGEMENT OF THE FUND is revised in its entirety to read as follows:

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), each as amended from time to time, which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of five individuals, one of whom is an "interested person" (as defined under the 1940 Act) of the Trust; and four are not interested persons ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

2. The paragraph that appears on page 12 under Board Leadership Structure is revised in its entirety to read as follows:

The Trust is led by Mr. Raymond J. Lucia, Jr., who has served as the Chairman of the Board and President since the Trust was organized in 2011. Mr. Lucia is an "interested person" as defined by the 1940 Act, by virtue of his position as President of the Trust and his controlling interest in the Adviser. The Board of Trustees is comprised of Mr. Lucia and four Independent Trustees. The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board/President is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman/President together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Trust and Fund shareholders because of the Board's collective business acumen and understanding of the regulatory framework under which investment companies must operate.

3. The paragraph that appears on page 13 under Board Risk Oversight is revised in its entirety to read as follows:

The Board of Trustees is comprised of Mr. Lucia and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Audit Committee is composed of only Independent Trustees. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

4. The first two paragraphs that begin on page 13 under Trustee Qualifications, including the three tables that follows those paragraphs, are revised in their entirety to read as follows:

Generally, the Trust believes that each Trustee is competent to serve because of his or her individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Lucia has over 10 years of business experience in the investment management business and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of experience in the investment management business. Mr. Lucia also has over 10 years of experience managing investment advisory client interactions with brokerage and insurance business. Additionally, Mr. Lucia received a B.S. in Accounting from Loyola Marymount University in Los Angeles, currently holds the CPA designation and has earned the Personal Financial Specialist designation from the American Institute of Certified Public Accountants (AICPA). Dr. Mark Riedy, PhD, has over a decade of academic experience in the real estate and real estate finance areas serving as the Executive Director of the Burnham-Moores Center for Real Estate and the Ernest W. Hahn Professor of Real Estate Finance at the University of San Diego, has over two decades of experience as an executive and/or board member of companies in the commercial and residential real estate markets, and has a Doctor of Philosophy degree in Business Economics and Public Policy form the University of Michigan. Additionally, Dr. Riedy served as Chairman of the Board of Neighborhood Bancorp, the holding company for Neighborhood National Bank in San Diego, California. Dr. Riedy possesses a strong understanding of the regulatory framework under which financial enterprises must operate based on his years of service to public and private company boards. John D. Frager has over 20 years of business experience in the real estate industry including serving as Executive Manager and Director of CB Richard Ellis and CEO and President of Cassidy Turley BRE Commercial. Mr. Frager also holds a Bachelor’s degree in Business Administration from the University of Southern California and served as an Officer in the United States Navy. Based on his years of experience in real estate-related financial matters, Mr. Frager is well qualified to serve as a Trustee. Ira J. Miller has over 25 years of business planning and financial management experience at a variety of major corporations spanning a broad range of industries and markets. He started and served as Managing Director, President, Chief Financial Officer, and Treasurer of SAIC Venture Capital Corporation, a $4.0 billion investment subsidiary of Science Applications International Corporation. Mr. Miller holds a Bachelor’s Degree in Mathematics from the University of Michigan and completed all course requirements for a Doctor of Philosophy degree in Economics from the Massachusetts Institute of Technology. Darlene T. DeRemer has over 30 years of investment banking experience and has had significant experience structuring and executing strategic transactions involving asset management businesses. Ms. DeRemer is a founding partner of Grail Partners LLC, an advisory merchant bank with offices in several major U.S. cities that has worked on over 250 strategic transactions involving financial service providers. Ms. DeRemer is also a Trustee of Syracuse University and serves as the Chair of the university’s Investment & Endowment Committee. Ms. DeRemer holds a Bachelor’s Degree in Finance and Marketing and an MBA from Syracuse University. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and his or her principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.

Independent Trustees

Name, Address and Age(Year of Birth)	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Mark J. Riedy, PhD. 1942	Trustee since Sept. 2011	Executive Director of the Burnham-Moores Center for Real Estate and the Ernest W. Hahn Professor of Real Estate Finance at the University of San Diego, January 1993 to January 2015. Retired January 2015.	2	BioMed Realty Trust Board of Directors; Southwest Property Strategies Advisory Board
Ira J. Miller 1946	Trustee since Sept. 2011	Retired as of August 2007.	2	None
John D. Frager 1958	Trustee since Sept. 2011	Executive Managing Director of CBRE, Inc. (2010 to present), CEO and President of Cassidy Turley San Diego (2002 to 2010); Senior Managing Director of CB Richard Ellis (Prior to 2002)	2	None
Darlene T. DeRemer 1955	Trustee since October 2015	Managing Partner of Grail Partners LLC (2005 to present); Partner, Putnam Lovell NBF (2003 – 2005); Head of eBusiness Advisory Unit at NewRiver (1999-2003); Principal at DeRemer & Associates (1987 – 2003); Vice President and Director, Asset Management Division, State Street Bank and Trust Company (1985-1987).	2	Trustee, Ark ETF Trust

Interested Trustee & Officers

Name, Address and Age(Year of Birth)	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Raymond J. Lucia, Jr. 1975(3)	Trustee, President since Sept. 2011	Chief Executive Officer for Lucia Capital Management, LLC (2012-Present); Chief Executive Officer for Lucia Wealth Services, LLC (2010Present); Chief Executive Officer for Lucia Securities, LLC (2010-Present), Executive Vice President for Raymond J. Lucia Companies, Inc.(2002-2010)	2	None
Stephanie Pimentel Holly 1983	Treasurer since Sept. 2012	Chief Financial Officer for Lucia Capital Management (2012 to present); Director of Finance for Lucia Capital Management (2010 to 2012); Chief Financial Officer for Lucia Wealth Services, LLC (2014 - Present); Vice President of Lucia Wealth Services, LLC (2012 - 2014), Director of Finance for Lucia Wealth Services, LLC (2011 - 2012), Senior Financial Analyst for Lucia Wealth Services, LLC (2010 - 2011); Director of Finance for LPL Financial (2008 to 2010); Senior Financial Analyst for LPL Financial (2006 to 2008)	N/A	N/A
James Colantino 1969	Assistant Treasurer since Sept. 2011	Senior Vice President (2011-present) Vice President (2004 – 2011); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Michael Castellino 1974	Assistant Treasurer, since February 2015	Assistant Vice President (2013 to present); Gemini Fund Services, LLC; Assistant Vice President (2012 to 2013); International Fund Services; Vice President (2008 to 2012) HSBC Securities Services	N/A	N/A
Theresa J. Ochs 1967	Secretary since April 2015	CCO for Lucia Capital Management (2012 to present); CCO for Lucia Wealth Services, LLC (2010present); CCO or Lucia Securities, LLC (2015-Present), Sr. Compliance Officer, Lucia Securities, LLC (2013-2015), CCO for Lucia Securities, LLC (2011-2013), CCO for Lucia Securities, LLC (2009-2011) CCO for Raymond J Lucia Companies, Inc. (2009-2011), Designated Registered Principal, First Allied Securities, Inc. (2007-2011)	N/A	N/A
Dawn M. Dennis 1966	Assistant Secretary since Oct. 2013	Senior Paralegal, Gemini Fund Services (since May 2013), Paralegal (from July 2011 through April 2013	N/A	N/A

Emile R. Molineaux 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010	CCO of various clients of Northern Lights Compliance Services, LLC, (Secretary since 2003 and Senior Compliance Officer since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-2011);	N/A	N/A

(1)   The term of office for each Trustee and officer listed above will continue indefinitely.

(2)   The term "Fund Complex" refers to Multi-Strategy Alternative Income Fund and the Fund.

(3) Raymond J. Lucia, Jr. is an interested person of the Trust by virtue of his position as President of the Trust and his indirect controlling interest in the Trust's Adviser.

5. The paragraph that appears on page 16 under Audit Committee is revised in its entirety to read as follows:

The Board has an Audit Committee that consists of three Trustees (Ira J. Miller, Darlene T. DeRemer and Mark J. Riedy, Chairman of the Audit Committee), each of whom is not an "interested person" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will consider shareholder nominees to the extent required pursuant to rules under the Securities Exchange Act of 1934. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the fiscal period ended February 28, 2015, the Audit Committee held four meetings.

6. The paragraph and table that appear on page 17 under Trustee Ownership are revised in their entirety to read as follows:

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Raymond J. Lucia, Jr.	over $100,000	over $100,000
Mark J. Riedy, PhD.	None	None
Ira J. Miller	over $100,000	over $100,000
John D. Frager	None	None
Darlene T. DeRemer	None	None

7. The two paragraphs that appear on page 17 under Compensation, including the table that follows those paragraphs, are revised in their entirety to read as follows:

Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly Board meeting fee of $2,750, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust. In addition to these quarterly fees and reimbursements, Ira J. Miller receives a quarterly fee of $1,500 for his role as a member of the Audit Committee, and Mark J. Riedy receives a quarterly fee of $1,750 for his role as Chairman of the Audit Committee.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal period ended February 28, 2015. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Directors
Mark J. Riedy	$15,500	None	None	$15,500
Ira J. Miller	$15,500	None	None	$15,500
John D. Frager	$7,750	None	None	$7,750
Darlene T. DeRemer*	None	None	None	None
Raymond J. Lucia, Jr.	None	None	None	None

*Appointed as a Trustee on October 22, 2015.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated July 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-601-3841. The Prospectus and Statement of Additional Information may be obtained by visiting the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You should retain this Supplement for future reference.